Schedule of Investments (unaudited)	iShares® MSCI Ireland ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 4.5%
Ryanair Holdings PLC, ADR(a)	32,959	$2,494,667

Banks — 9.4%
AIB Group PLC	792,341	2,572,947
Bank of Ireland Group PLC	309,557	2,566,859
Permanent TSB Group Holdings PLC(a)	54,856	101,608
		5,241,414
Beverages — 2.4%
C&C Group PLC(a)	625,563	1,334,373

Building Products — 4.1%
Kingspan Group PLC	40,406	2,293,683

Construction Materials — 22.2%
CRH PLC.	309,475	12,441,354

Containers & Packaging — 6.3%
Ardagh Metal Packaging SA	241,177	1,078,061
Smurfit Kappa Group PLC	67,025	2,434,913
		3,512,974
Equity Real Estate Investment Trusts (REITs) — 1.5%
Irish Residential Properties REIT PLC	719,791	840,394

Food Products — 10.3%
Dole PLC	30,342	312,523
Glanbia PLC	185,678	2,239,311
Kerry Group PLC, Class A	25,551	2,428,809
Origin Enterprises PLC	184,775	750,841
		5,731,484
Health Care Providers & Services — 2.5%
Uniphar PLC(a)	371,076	1,376,595

Hotels, Restaurants & Leisure — 22.8%
Dalata Hotel Group PLC(a)	320,735	1,149,568
Flutter Entertainment PLC, Class DI(a)	77,298	11,611,985
		12,761,553
Household Durables — 3.5%
Cairn Homes PLC(a)	1,054,998	1,019,943
Glenveagh Properties PLC(a)(b)	997,649	961,330
		1,981,273
Security	Shares	Value

Insurance — 0.2%
FBD Holdings PLC	9,904	$116,459

Life Sciences Tools & Services — 4.3%
ICON PLC(a)	11,256	2,424,993

Marine — 0.5%
Irish Continental Group PLC	59,905	263,537

Metals & Mining — 1.2%
Kenmare Resources PLC	133,060	692,801

Pharmaceuticals — 0.1%
GH Research PLC(a)	7,053	77,160

Trading Companies & Distributors — 4.1%
Grafton Group PLC	242,010	2,275,322

Total Long-Term Investments — 99.9%
(Cost: $56,263,164)		55,860,036

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(c)(d)	20,000	20,000

Total Short-Term Securities — 0.0%
(Cost: $20,000)		20,000

Total Investments — 99.9%
(Cost: $56,283,164)		55,880,036

Other Assets Less Liabilities — 0.1%		52,225

Net Assets — 100.0%		$55,932,261

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$20,000	(a)	$—	$—	$—	$20,000	20,000	$98	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® MSCI Ireland ETF
November 30, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	2	12/16/22	$84	$14,811

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$11,227,432	$44,632,604	$—	$55,860,036
Money Market Funds	20,000	—	—	20,000
	$11,247,432	$44,632,604	$—	$55,880,036
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$14,811	$—	$14,811

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

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